Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [abstract]
Schedule of Components of Income Tax Expense
The components of income tax expense are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019

Current income tax expense	$30	$1,659
Deferred income tax expense (recovery)	(1,032)	299
Income tax expense (recovery)	$(1,002)	$1,958

Schedule of Reconciliation of Effective Tax Rate
The Company’s effective rate of income tax differs from the statutory rate of 26.5% as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019

Tax recovery at statutory rates	$(8,233)	$(8,555)
Mexican mining royalty	(587)	128
Impact of foreign tax rates	(230)	(388)
Non-deductible expenses	2,610	2,741
Losses not recognized	5,438	8,032
Income tax expense (recovery)	$(1,002)	$1,958

Schedule of Components of Deferred Tax Assets and Liabilities
The Company’s net deferred tax asset relates to the U.S. alternative minimum tax credits available:

	December 31,	December 31,
	2020	2019

Alternative minimum tax credits	$-	$343
Provisions and reserves	-	2,101
Net operating losses	6,792	4,230
Total deferred tax assets	6,792	6,674
Property, plant and equipment	(6,792)	(6,331)
Net deferred tax assets	$-	$343

The Company’s net deferred tax liability relates to the Mexican mining royalty and arises principally from the following:

	December 31,	December 31,
	2020	2019

Property, plant and equipment	$850	$851
Other	-	329
Total deferred tax liabilities	850	1,180
Provisions and reserves	(391)	(430)
Net deferred tax liabilities	$459	$750

Schedule of Components of Deferred Income Taxes not Recognized in Repect to Deductible Temporary Differences
Deferred income taxes have not been recognized in respect of the following deductible temporary differences, as management does not consider their utilization to be probable for the foreseeable future:

	December 31,	December 31,
	2020	2019

Property, plant and equipment	$18,360	$19,288
Mexican tax losses (expiring in 2023 - 2030)	37,897	25,599
Canadian tax losses (expiring in 2027 - 2040)	23,999	19,051
U.S. tax losses (expiring in 2021 - 2038)	31,956	31,956
U.S. tax losses (no expiry)	21,953	20,779
Provisions and other	49,959	29,207
Deferred Mexican mining royalty	459	750
	$184,583	$146,630